INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Narrative) (Details) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2018 vessel	Jun. 30, 2019 USD ($) containership	Dec. 31, 2018 vessel	Jun. 30, 2019 vessel	Jun. 30, 2019	Apr. 30, 2019 Rate	Jul. 31, 2018 Rate
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Number of VLCC crude tankers accounted for as direct financing leases		3		3	3
Term of charters, minimum (in years)			6 years
Term of charters, maximum (in years)			8 years
Number of offshore supply vessels chartered on long-term bareboat charters					1
Number of offshore support vessels for which company will receive 50% of agreed charter					2
Subsequent Event [Line Items]
Term of lease or charter	15 years		7 years	15 years
Property, Plant and Equipment, Transfers and Changes | $			$ 27.0
Agreed Proportion of temporary reduction to daily charter rate | Rate							100.00%	50.00%
MSC [Member]
Subsequent Event [Line Items]
Term of lease or charter			5 years
Number of Container Vessels transferred from Vessels to Finance Lease Asset						2
Number of container vessels			29		19
Minimum [Member]
Subsequent Event [Line Items]
Term of lease or charter		6 years	5 years
Four Container Vessels | MSC [Member]
Subsequent Event [Line Items]
Term of lease or charter			15 years